United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09098

AMR INVESTMENT SERVICES TRUST

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)

WILLIAM F. QUINN, PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedules of Investments.

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
STOCKS - 93.01%
AUSTRALIA - 1.46%
AUSTRALIA PREFERRED STOCK - 0.34%
AMP Limited	555,210	$2,443
The News Corporation +	379,160	3,053

TOTAL AUSTRALIA PREFERRED STOCK		5,496

AUSTRALIA COMMON STOCK - 1.12%
Alumina Limited	926,340	3,375
Commonwealth Bank of Australia	204,190	4,474
Iluka Resources Limited *	425,614	1,344
National Australia Bank	308,078	5,767
WMC Resources Limited	926,350	3,381
TOTAL AUSTRALIA COMMON STOCK		18,341

TOTAL AUSTRALIA		23,837

CANADA COMMON STOCK - 2.46%
Alcan, Incorporated +	180,741	7,148
BCE, Incorporated *+	299,790	6,309
Celestica, Incorporated *+	716,170	12,206
Husky Energy, Incorporated *+	231,500	5,024
Manulife Financial Corporation *+	234,865	9,398

TOTAL CANADA COMMON STOCK		40,085

DENMARK COMMON STOCK - 0.12%
Vestas Wind Systems +	147,226	1,881

TOTAL DENMARK COMMON STOCK		1,881

FINLAND COMMON STOCK - 1.46%
KCI Konecranes Oyj	124,940	4,417
M-real Oyj	236,090	2,030
Stora Enso Oyj	686,200	9,521
UPM-Kymmene Oyj	401,810	7,797

TOTAL FINLAND COMMON STOCK		23,765

FRANCE COMMON STOCK - 8.88%
Accor S.A. *	82,880	3,516
Aventis S.A. *	504,533	39,127
AXA *	914,015	18,759
BNP Paribas S.A. *	131,268	7,636
Compagnie Generale des Etablissements Michelin *	97,210	5,400
Crédit Agricole S.A.	407,354	9,600
Lagardere S.C.A. *	116,000	7,050
Sanofi-Synthelabo *	92,900	6,155
Societe BIC S.A. *+	62,687	2,685
Suez S.A. *	244,630	4,830
Total S.A. *	147,393	28,585
Vinci S.A. *	112,520	11,439

TOTAL FRANCE COMMON STOCK		144,782

GERMANY - 7.76%
GERMANY PREFERRED STOCK - 2.34%
Depfa Bank plc +	545,837	7,416
Deutsche Telekom +	584,700	9,786
Fresenius Medical Care AG *	155,004	8,008
Heidelberger Druck *+	188,032	5,829
Schering AG *	128,800	7,229

TOTAL GERMANY PREFERRED STOCK		38,268

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
GERMANY COMMON STOCK - 5.42%
BASF AG +	254,420	$13,545
Bayer AG *	157,500	4,200
Celesio AG *	148,865	9,486
Deutsche Post AG	507,760	10,177
E.ON AG *+	250,360	17,799
Merck KGaA	88,460	4,961
Muenchener Rueckversicherung-Gesellschaft AG *+	140,497	13,477
Porsche AG	4,500	2,909
Siemens AG *	118,800	8,329
Volkswagen AG *	89,280	3,621

TOTAL GERMANY COMMON STOCK		88,504

TOTAL GERMANY		126,772

HONG KONG COMMON STOCK - 1.62%
Cheung Kong Holdings Limited	584,000	4,305
CLP Holdings Limited +	949,000	5,305
Henderson Land Development Company Limited *	2,091,000	9,195
Hutchison Whampoa Limited	195,000	1,312
Swire Pacific Limited +	937,500	6,250

TOTAL HONG KONG COMMON STOCK		26,367

IRELAND COMMON STOCK - 2.54%
Allied Irish Banks plc	1,149,016	17,669
Bank of Ireland	666,800	8,664
CRH plc	672,395	15,114

TOTAL IRELAND COMMON STOCK		41,447

ITALY COMMON STOCK - 1.96%
Eni S.p.A. *	1,040,307	21,389
Riunione Adriatica di Sicurta S.p.A. *	211,223	3,804
Telecom Italia S.p.A. *	1,363,949	4,043
T.E.R.N.A. +	1,283,500	2,747

TOTAL ITALY COMMON STOCK		31,983

JAPAN COMMON STOCK - 11.70%
Acom Company Limited	173,320	11,176
Canon, Incorporated	267,800	13,102
DENSO Corporation	105,500	2,590
East Japan Railway Company	1,724	9,411
FANUC Limited	132,500	7,650
Hitachi Limited *+	574,000	3,510
Honda Motor Company Limited	280,500	13,673
Komatsu Limited	764,000	4,514
Konica Corporation	679,340	8,902
Mitsubishi Estate Company Limited	581,000	6,620
NEC Corporation *	409,000	2,556
NEC Electronics Corporation *	78,900	4,087
Nintendo Company Limited	44,700	4,985
Nippon Telegraph & Telephone Corporation +	1,224	6,109
Nissan Motor Company Limited	1,025,300	11,083
Nomura Holdings, Incorporated	863,000	11,859
NTT DoCoMo, Incorporated	3,035	5,295
Promise Company Limited	172,600	11,207
Seiko Epson Corporation	121,400	4,760
Shin-Etsu Chemical Company Limited	133,300	4,532
Sompo Japan Insurance, Incorporated	529,000	5,228
Sony Corporation *	146,500	5,151

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Sumitomo Trust and Banking Company Limited	848,000	$4,972
Takeda Chemical Industries Limited	160,400	7,516
Takefuji Corporation *	166,970	12,013
Tokyo Gas Company Limited *	1,872,000	6,701
Yamanouchi Pharm	52,400	1,800

TOTAL JAPAN COMMON STOCK		191,002

MEXICO COMMON STOCK - 0.21%
Telefonos de Mexico S.A. de C.V., ADR	111,700	3,449

TOTAL MEXICO COMMON STOCK		3,449

NETHERLANDS COMMON STOCK - 6.79%
ABN AMRO Holding N.V. *	358,336	7,497
AKZO Nobel N.V. *	88,100	2,905
CNH Global N.V.	51,080	1,006
Heineken N.V.	162,615	5,089
IHC Caland N.V.	64,180	2,724
ING Groep N.V.	822,724	19,072
Koninklijke (Royal) KPN N.V. *	1,063,100	7,848
Koninklijke (Royal) Philips Electronics N.V.	1,008,208	24,414
Royal Dutch Petroleum Company *+	440,090	22,049
TPG N.V. *+	418,819	9,170
Vedior N.V.	614,624	9,016

TOTAL NETHERLANDS COMMON STOCK		110,790

NEW ZEALAND COMMON STOCK - 0.81%
Carter Holt Harvey Limited	2,333,889	3,279
Telecom Corporation of New Zealand Limited *	2,537,881	9,873

TOTAL NEW ZEALAND COMMON STOCK		13,152

NORWAY COMMON STOCK - 1.45%
DnB NOR ASA	382,600	2,618
Norsk Hydro ASA	74,650	4,715
Statoil ASA	441,900	5,528
Telenor ASA	1,585,979	10,785

TOTAL NORWAY COMMON STOCK		23,646

PORTUGAL COMMON STOCK - 1.05%
Portugal Telecom, SGPS, S.A.	1,665,443	17,061

TOTAL PORTUGAL COMMON STOCK		17,061

SINGAPORE COMMON STOCK - 1.54%
Creative Technology Limited	659,320	6,714
Development Bank of Singapore Group Holdings Limited	636,795	5,744
Overseas-Chinese Banking Corporation Limited *	1,085,650	8,087
United Overseas Bank Limited	574,000	4,576

TOTAL SINGAPORE COMMON STOCK		25,121

SOUTH KOREA COMMON STOCK - 0.52%
Kookmin Bank, ADR *+	140,510	3,875
Korea Electric Power Corporation	86,860	1,458
LG Electronics, Incorporated	76,760	3,194

TOTAL SOUTH KOREA COMMON STOCK		8,527

SPAIN COMMON STOCK - 4.65%
Altadis S.A. *	576,328	17,989
Amadeus Global Travel Distribution *	1,812,303	11,483
Antena 3 de Television, S.A. *+	29,100	1,536
Banco Popular Espanol S.A. *	99,140	5,333

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Enagas S.A. *	680,793	$7,465
Iberdrola S.A. *	236,477	4,834
Repsol YPF S.A. *+	267,740	5,679
Telefonica S.A. +	1,481,192	21,567

TOTAL SPAIN COMMON STOCK		75,886

SWEDEN COMMON STOCK - 2.33%
Atlas Copco AB	154,260	5,527
Autoliv, Incorporated *+	147,500	6,130
Electrolux AB	212,450	3,709
ForeningsSparbanken AB	136,170	2,448
Nordea AB	604,280	4,149
Securitas AB	293,980	3,313
Stora Enso Oyj, Series A	66,662	929
Stora Enso Oyj, Series R	209,182	2,903
TDC A/S +	109,240	3,551
Volvo AB	148,990	5,338

TOTAL SWEDEN COMMON STOCK		37,997

SWITZERLAND COMMON STOCK - 6.10%
Adecco SA	135,420	6,280
Compagnie Financiere Richemont AG +	191,300	4,936
Credit Suisse Group +	565,978	18,140
Geberit AG	13,831	9,287
Lonza Group AG	45,040	1,989
Nestle SA +	21,760	5,556
Novartis AG	185,872	8,308
SIG Holding AG	31,023	5,765
Swiss Reinsurance	253,520	14,796
Syngenta AG +	70,009	5,780
UBS AG	133,280	8,908
Zurich Financial Services AG +	68,889	9,735

TOTAL SWITZERLAND COMMON STOCK		99,480

UNITED KINGDOM COMMON STOCK - 27.60%
Abbey National plc	583,044	6,020
Alliance Unichem plc	385,550	4,634
Arriva plc	1,092,574	8,282
Aviva plc	920,993	9,392
BAA plc	805,468	8,207
BAE Systems plc +	4,408,947	17,162
Barclays plc	1,434,500	12,017
BHP Billiton plc	924,279	8,433
BOC Group	399,900	6,867
BP plc	1,680,430	15,790
Brambles Industries plc	700,641	2,714
British American Tobacco Industries plc	572,978	8,723
BT Group plc +	2,452,479	8,430
Cadbury Schweppes plc	2,247,635	18,429
Diageo plc	1,781,665	22,111
FirstGroup plc	1,095,787	5,692
GlaxoSmithKline plc +	1,700,303	34,586
Hanson plc	922,955	6,425
Hays plc	2,922,074	6,492
HSBC Holdings plc	1,319,365	19,401
Imperial Tobacco Group plc	248,940	5,422
Kesa Electricals plc	507,200	2,595
Kidde plc	1,846,650	4,002
Kingfisher plc	1,582,939	8,187

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Lloyds TSB Group plc	1,166,292	$8,756
National Grid Transco plc	529,870	4,200
Pearson plc	398,540	4,474
Prudential plc	1,154,100	9,531
Reed Elsevier plc +	962,560	8,536
Rentokil Initial plc	2,766,160	7,153
Reuters Group plc +	1,384,576	8,207
Rio Tinto plc	329,100	8,588
Rolls-Royce plc	1,062,190	4,666
Royal Bank of Scotland Group plc	912,358	25,686
J. Sainsbury plc +	413,008	2,029
Shell Transport & Trading Company plc	2,867,171	20,807
Shire Pharmaceuticals Group plc +	355,980	3,121
Smiths Group plc	550,570	7,319
Standard Chartered plc	173,680	2,877
Unilever plc	2,666,334	23,574
Vodafone Group plc	15,507,967	33,677
Wolseley plc	628,135	9,780
WPP Group plc	296,000	2,741
Yell Group plc	724,190	4,424

TOTAL UNITED KINGDOM COMMON STOCK		450,159

TOTAL STOCKS		1,517,189

SHORT TERM INVESTMENTS - 24.71%
American AAdvantage Money Market Select Fund (Note A)	231,692,634	231,693
AMR Investments Enhanced Cash Business Trust (Note A)	171,501,636	171,502

TOTAL SHORT TERM INVESTMENTS		403,195

TOTAL INVESTMENTS - 117.72% (Cost $1,684,172) (Note B)		1,920,384

LIABILITIES, NET OF OTHER ASSETS - (17.72%)		(289,088)

TOTAL NET ASSETS - 100%		$1,631,296

(A)	Affiliated issuer

(B)	At July 31, 2004 the aggregate cost of securities for federal income tax purposes is $1,693,847 and the net unrealized appreciation of investments based on that cost is $226,537 which is comprised of $261,770 aggregate gross unrealized appreciation and $35,233 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

+ - non-income producing

AMR Investment Services International Equity Portfolio
International Equity Industry Diversification
July 31, 2004 (Unaudited)

Percent of Net Assets
Consumer Discretionary	10.37%
Consumer Staples	5.55%
Energy	7.95%
Financials	25.06%
Health Care	8.27%
Industrials	14.06%
Information Technology	2.88%
Materials	6.42%

AMR Investment Services International Equity Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Short-Term Investments		24.71%
Telecommunications Services		9.06%
Utilities		3.39%
Liabilities, net of Other Assets		-17.72%

		100.00%

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)	There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMR INVESTMENT SERVICES TRUST

By:	/s/ William F. Quinn

William F. Quinn
President

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Quinn

William F. Quinn
President

Date: September 29, 2004

By:	/s/ Rebecca L. Harris

Rebecca L. Harris
Treasurer

Date: September 29, 2004